Contingent Liabilities, Commitments, Claims and Liens (Details) - USD ($) $ in Thousands					1 Months Ended
	Aug. 11, 2020	Nov. 13, 2019	Aug. 13, 2018	Apr. 11, 2017	Oct. 31, 2019	May 31, 2015	Jul. 14, 2019	Feb. 29, 2016
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Funds for research development								$ 62
Commitment payments, description						(i) $25 upon the successful completion of preclinical trials (which milestone was met in November 2016; this milestone was paid in cash in March 2017); (ii) $75 upon the successful completion of a Phase I/IIa trial; and (iii) $75 upon the earlier of generating net revenues of at least $200 from the commercialization of the technology or the approval of the U.S. Food and Drug Administration or the European Medicines Agency, of a drug based on the licensed assets. In each case, and subject to the Company’s discretion, the respective milestone payments are payable in cash or equity based on a price per ordinary share of NIS 0.5. The royalty payments are 8% for commercialization and 35% pursuant to a sub-license of the licensed assets. The patent expiration dates of any patents maturing from this application would likely be 2029.
Total annual investment							$ 350
Additional milestone amount		$ 75
License agreement pay amount				$ 122
Total agreement estimating in amount			$ 835	$ 776
Letter of demand received from former service					$ 85
Capital proposed to deposit	$ 1,500